TRADE RECEIVABLES AND OTHER ASSETS (Tables)	12 Months Ended
Dec. 31, 2023
Subclassifications of assets, liabilities and equities [abstract]
Schedule of Trade Receivables
Trade receivables

(in millions)	2023	2022	2021
Trade receivables	256	222	205
Less: provision for ECL	(2)	(2)	(3)
Trade receivables, net	$254	$220	$202
The Group’s trade receivables are denominated in the following currencies:

(in millions)	2023	2022	2021
Pound sterling	2	2	2
Euro	13	13	16
U.S. dollar	226	192	172
Other currencies	15	15	15
Total trade receivables	$256	$222	$205

Schedule of Aging Of Past Due Trade Receivables
The aging of past due trade receivables as of December 31 is as follows:

(in millions)	2023	2022	2021
Up to three months past due	17	8	6
Three to six months past due	3	—	1
Over six months past due	1	4	6
	21	12	13
Not due and not impaired	235	210	192
Provision for impairment of receivables	(2)	(2)	(3)
Trade receivables, net	$254	$220	$202

Schedule of Current and Non-Current Other Assets
Current and non-current other assets:

(in millions)	2023	2022	2021
Current prepaid expenses	23	14	18
Other current assets	434	13	14
Total other current assets	$457	$27	$32
Non-current prepaid expenses	19	20	22
Other non-current assets	9	18	84
Total other non-current assets	$28	$38	$106
Total other assets	$485	$65	$138